Revenues - Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Revenues
Revenues	¥ 194,510	$ 28,667	¥ 178,821
Subscription
Revenues
Revenues	135,590	19,983	107,126
Value-Added Services
Revenues
Revenues	15,924	2,347	19,603
Vertical Applications
Revenues
Revenues	¥ 42,996	$ 6,337	¥ 52,092